UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

     This Amendment (Check only one):            |_|  is a restatement
                                                 |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:                 Magnetar Investment Management, LLC
Address:              1603 Orrington Avenue
                      Evanston, IL  60201

Form 13F File Number:          028-11795
                     --------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael Turro
Title:                Chief Compliance Officer
Phone:                847-905-4690

Signature, Place and Date of Signing:


     /s/ Michael Turro             Evanston, IL           August 14, 2007
-------------------------  -------------------------  -----------------------
        [Signature]               [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                                 ----------------------

Form 13F Information Table Entry Total:                   111
                                                 ----------------------

Form 13F Information Table Value Total:                $285,061
                                                 ----------------------

                                                    (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                                 MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                     Quarter Ended June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
                                                          ------    --------  ---  ----  ----------  --------     ----------------
NAME OF ISSUER               CLASS TITLE      CUSIP     (X$1,000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------               -----------      -----     ---------   --------  ---  ----  ----------  --------    ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
  TECHNLGS I                     CL A        004329108    $3,825     472,779   SH           SOLE               472,779
AEROVIRONMENT INC                COM         008073108    $2,734     132,675   SH           SOLE               132,675
AFFILIATED MANAGERS
  GROUP                          COM         008252108    $3,145      24,428   SH           SOLE                24,428
ALIGN TECHNOLOGY INC             COM         016255101    $3,717     153,865   SH           SOLE               153,865
ALLIANCE IMAGING INC           COM NEW       018606202      $470      50,000   SH           SOLE                50,000
ALLOY INC                      NEW COM       019855303    $3,564     356,359   SH           SOLE               356,359
AMBASSADORS INTL INC             COM         023178106    $2,848      85,622   SH           SOLE                85,622
AMERISAFE INC                    COM         03071H100    $3,103     158,084   SH           SOLE               158,084
AMERISTAR CASINOS INC            COM         03070Q101    $2,782      80,090   SH           SOLE                80,090
ANSWERTHINK INC                  COM         036916104    $3,027     836,109   SH           SOLE               836,109
ASPECT MED SYS INC               COM         045235108    $2,596     173,548   SH           SOLE               173,548
ATLAS AMER INC                   COM         049167109    $2,224      41,399   SH           SOLE                41,399
AUTOBYTEL INC                    COM         05275N106      $753     177,062   SH           SOLE               177,062
BANKRATE INC                     COM         06646V108      $254       5,300   SH           SOLE                 5,300
BARRIER THERAPEUTICS INC         COM         06850R108    $4,261     655,591   SH           SOLE               655,591
BASIN WTR INC                    COM         07011T306    $3,716     427,142   SH           SOLE               427,142
BENIHANA INC                     COM         082047101      $508      25,329   SH           SOLE                25,329
BENIHANA INC                     CL A        082047200    $1,986      99,309   SH           SOLE                99,309
CACHE INC                      COM NEW       127150308      $391      29,450   SH           SOLE                29,450
CARDIODYNAMICS INTL CORP         COM         141597104      $584     871,561   SH           SOLE               871,561
CASTLE A M & CO                  COM         148411101    $1,119      31,149   SH           SOLE                31,149
CASTLEPOINT HOLDINGS LTD         COM         G19522112      $553      37,658   SH           SOLE                37,658
CENTURY CASINOS INC              COM         156492100    $1,043     116,000   SH           SOLE               116,000
CLAYTON HLDGS INC                COM         18418N107      $911      80,000   SH           SOLE                80,000
COGENT INC                       COM         19239Y108      $506      34,474   SH           SOLE                34,474
COMPLETE PRODUCTION
  SERVICES                       COM         20453E109    $1,287      49,789   SH           SOLE                49,789
CRA INTL INC                     COM         12618T105      $693      14,373   SH           SOLE                14,373
CYPRESS BIOSCIENCES INC      COM PAR $.02    232674507    $3,462     261,096   SH           SOLE               261,096
DIAMOND FOODS INC                COM         252603105    $1,742      99,239   SH           SOLE                99,239
DRUGSTORE COM INC                COM         262241102      $638     237,000   SH           SOLE               237,000
FALCONSTOR SOFTWARE INC          COM         306137100    $2,913     276,103   SH           SOLE               276,103
FIVE STAR QUALITY CARE INC       COM         33832D106    $1,064     133,313   SH           SOLE               133,313
FOREST OIL CORP             COM PAR $0.01    346091705    $2,087      49,390   SH           SOLE                49,390
GAIAM INC                        CL A        36268Q103    $2,814     154,359   SH           SOLE               154,359
GASTAR EXPL LTD                  COM         367299104    $3,711   1,810,313   SH           SOLE             1,810,313
GEMSTAR-TV GUIDE INTL INC        COM         36866W106      $116      23,650   SH           SOLE                23,650
GEN-PROBE INC NEW                COM         36866T103    $6,532     108,117   SH           SOLE               108,117
GILDAN ACTIVEWEAR INC            COM         375916103      $353      10,280   SH           SOLE                10,280
GREIF INC                        CL A        397624107    $3,610      60,552   SH           SOLE                60,552
HARSCO CORP                      COM         415864107      $668      12,855   SH           SOLE                12,855
HEALTH GRADES INC                COM         42218Q102    $5,679     872,342   SH           SOLE               872,342
HEALTHEXTRAS INC                 COM         422211102    $4,711     159,272   SH           SOLE               159,272
HERCULES TECH GROWTH
  CAP INC                        COM         427096508    $4,807     355,844   SH           SOLE               355,844
HITTITE MICROWAVE CORP           COM         43365Y104    $5,373     125,739   SH           SOLE               125,739
HOME DIAGNOSTICS INC DEL         COM         437080104    $2,862     243,189   SH           SOLE               243,189
HOUSTON WIRE & CABLE CO          COM         44244K109    $2,226      78,339   SH           SOLE                78,339
HYTHIAM INC                      COM         44919F104    $3,114     359,943   SH           SOLE               359,943
INNERWORKINGS INC                COM         45773Y105    $2,933     183,066   SH           SOLE               183,066
INSIGHT ENTERPRISES INC          COM         45765U103    $3,886     172,181   SH           SOLE               172,181
INVESTMENT TECHNOLOGY
  GRP NE                         COM         46145F105    $4,773     110,156   SH           SOLE               110,156
INVESTOOLS INC                   COM         46145P103    $1,497     150,344   SH           SOLE               150,344
ISHARES TR                   RUSSELL 2000    464287655    $8,103      97,550   SH           SOLE                97,550
JAMBA INC                  *W EXP 02/14/200  47023A119      $662     187,500   SH           SOLE               187,500
KERYX BIOPHARMACEUTICALS
  INC                            COM         492515101    $3,647     373,333   SH           SOLE               373,333
KINTERA INC                      COM         49720P506    $2,957   1,314,063   SH           SOLE             1,314,063
KODIAK OIL & GAS CORP            COM         50015Q100    $2,075     357,788   SH           SOLE               357,788
LEMAITRE VASCULAR INC            COM         525558201      $692     115,378   SH           SOLE               115,378
LIFE TIME FITNESS INC            COM         53217R207    $1,215      22,824   SH           SOLE                22,824
LIMELIGHT NETWORKS INC           COM         53261M104    $1,825      92,241   SH           SOLE                92,241
LIONBRIDGE TECHNOLOGIES INC      COM         536252109    $3,103     526,832   SH           SOLE               526,832
LIONS GATE ENTMNT CORP         COM NEW       535919203    $4,489     406,970   SH           SOLE               406,970
LIVEPERSON INC                   COM         538146101    $2,516     470,206   SH           SOLE               470,206
MATRIA HEALTHCARE INC          COM NEW       576817209    $5,372     177,402   SH           SOLE               177,402
MCCORMICK & SCHMICKS
  SEAFD R                        COM         579793100      $856      32,994   SH           SOLE                32,994
MICROSEMI CORP                   COM         595137100      $901      37,604   SH           SOLE                37,604
MICRUS ENDOVASCULAR CORP         COM         59518V102      $200       8,150   SH           SOLE                 8,150
MRV COMMUNICATIONS INC           COM         553477100      $135      41,500   SH           SOLE                41,500
MULTIMEDIA GAMES INC             COM         625453105    $3,049     238,969   SH           SOLE               238,969
NATIONAL FINL PARTNERS CORP      COM         63607P208    $4,780     103,214   SH           SOLE               103,214
NEXTEST SYS CORP                 COM         653339101    $6,163     450,877   SH           SOLE               450,877
NOVAMED INC DEL                  COM         66986W108      $577      95,450   SH           SOLE                95,450
NTELOS HLDGS CORP                COM         67020Q107    $2,171      78,558   SH           SOLE                78,558
ON ASSIGNMENT INC                COM         682159108    $2,919     272,269   SH           SOLE               272,269
OPTIMAL GROUP INC              CL A NEW      68388R208    $1,874     248,187   SH           SOLE               248,187
OPTION CARE INC                  COM         683948103    $6,257     406,268   SH           SOLE               406,268
ORTHOVITA INC                    COM         68750U102    $5,747   1,915,514   SH           SOLE             1,915,514
PENN NATL GAMING INC             COM         707569109    $4,428      73,697   SH           SOLE                73,697
PENNANTPARK INVT CORP            COM         708062104      $263      18,714   SH           SOLE                18,714
POWER-ONE INC                    COM         739308104    $3,530     886,986   SH           SOLE               886,986
PSYCHIATRIC SOLUTIONS INC        COM         74439H108    $8,216     226,583   SH           SOLE               226,583
QUICKSILVER RESOURCES INC        COM         74837R104      $988      22,163   SH           SOLE                22,163
REALNETWORKS INC                 COM         75605L104    $2,631     321,976   SH           SOLE               321,976
RED ROBIN GOURMET
  BURGERS IN                     COM         75689M101    $2,454      60,795   SH           SOLE                60,795
RESTORATION HARDWARE
  INC DEL                        COM         760981100    $3,014     540,132   SH           SOLE               540,132
RESTORE MEDICAL INC              COM         76128C100    $1,022     543,505   SH           SOLE               543,505
RUTHS CHRIS STEAK HSE INC        COM         783332109    $1,454      85,595   SH           SOLE                85,595
SCIENTIFIC GAMES CORP            CL A        80874P109    $1,834      52,462   SH           SOLE                52,462
SHUFFLE MASTER INC               COM         825549108    $1,931     116,341   SH           SOLE               116,341
SKILLED HEALTHCARE
  GROUP INC                      CL A        83066R107    $2,246     144,778   SH           SOLE               144,778
SUSSER HLDGS CORP                COM         869233106    $3,398     209,637   SH           SOLE               209,637
TELETECH HOLDINGS INC            COM         879939106    $1,115      34,334   SH           SOLE                34,334
TETRA TECHNOLOGIES INC DEL       COM         88162F105    $3,820     135,445   SH           SOLE               135,445
THINK PARTNERSHIP INC            COM         88409N101    $2,434     813,989   SH           SOLE               813,989
TIVO INC                         COM         888706108      $290      50,000   SH           SOLE                50,000
TOMOTHERAPY INC                  COM         890088107    $2,680     122,274   SH           SOLE               122,274
TRUE RELIGION APPAREL INC        COM         89784N104    $1,451      71,369   SH           SOLE                71,369
TUTOGEN MEDICAL INC              COM         901107102      $300      30,000   SH           SOLE                30,000
ULTIMATE SOFTWARE
  GROUP INC                      COM         90385D107    $3,283     113,489   SH           SOLE               113,489
ULTRA CLEAN HLDGS INC            COM         90385V107    $5,133     367,190   SH           SOLE               367,190
UNITED WESTN BANCORP INC         COM         913201109    $5,641     223,420   SH           SOLE               223,420
VALUEVISION MEDIA INC            CL A        92047K107    $2,604     230,024   SH           SOLE               230,024
VARSITY GROUP INC                COM         922281100      $126     140,100   SH           SOLE               140,100
VISTAPRINT LIMITED               SHS         G93762204    $2,924      76,438   SH           SOLE                76,438
VOCUS INC                        COM         92858J108    $2,712     108,024   SH           SOLE               108,024
VOLCANO CORPORATION              COM         928645100    $5,200     257,300   SH           SOLE               257,300
WEB COM INC                    COM NEW       94732Q100      $704     111,530   SH           SOLE               111,530
WEBSITE PROS INC                 COM         94769V105    $4,480     475,587   SH           SOLE               475,587
WMS INDS INC                     COM         929297109    $2,498      86,556   SH           SOLE                86,556
WORKSTREAM INC                   COM         981402100    $1,621   1,544,021   SH           SOLE             1,544,021
YOUBET COM INC                   COM         987413101    $1,355     555,283   SH           SOLE               555,283
ZILA INC                    COM PAR $0.01    989513205      $825     593,583   SH           SOLE               593,583